Stock-Based Compensation and Employee Benefit Plans (Details) - Schedule of Valuation of Options Granted	12 Months Ended
Dec. 31, 2021
Schedule of Valuation of Options Granted [Line Items]
Volatility	40.00%
Dividend yield	0.00%
Expected life (Years)	10 years
Forfeiture rate	0.00%
Minimum [Member]
Schedule of Valuation of Options Granted [Line Items]
Risk-free interest rate	1.10%
Maximum [Member]
Schedule of Valuation of Options Granted [Line Items]
Risk-free interest rate	1.63%